Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable, Net, Current [Abstract]
Schedule of Carrying Amount Of Accounts Receivable
The carrying amount of accounts receivable is as follows:

	December 31,
	2012	2013
Current	223,546	54,614
Overdue <30 days	38,666	18,787
Overdue 31-60 days	13,537	783
Overdue 61-120 days	13,954	2,527
Overdue >120 days	15,137	6,305
Total	304,840	83,016

Schedule of Changes In Allowance For Doubtful Accounts Receivable
The changes in the allowance for doubtful accounts receivable are as follows:

	December 31,
	2012	2013
Balance at beginning of year	(7,601)	(8,551)
Deconsolidation ASMPT	—	6,191
Charged to selling, general and administrative expenses	(2,825)	756
Utilization	1,841	1,469
Foreign currency translation effect	34	62
Balance at end of year	(8,551)	(73)